Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 97.17%
Australia: 8.39%
Ansell Limited (Health care, Health care equipment & supplies)	9,122	$ 254,990
Domino's Pizza Enterprises Limited (Consumer discretionary, Hotels, restaurants & leisure)	1,598	111,748
Inghams Group Limited (Consumer staples, Food products)	27,511	69,015
Orora Limited (Materials, Containers & packaging)	41,957	80,121
		515,874
Austria: 1.40%
Mayr-Melnhof Karton AG (Materials, Containers & packaging)	432	85,873
Belgium: 2.07%
Barco NV (Information technology, Electronic equipment, instruments & components)	6,587	127,251
Canada: 2.61%
Peairiesky Royalty Limited (Energy, Oil, gas & consumable fuels)	5,200	42,942
Primo Water Corporation (Consumer staples, Beverages)	7,600	117,559
		160,501
France: 4.86%
Alten SA (Information technology, IT services)†	2,160	227,425
M6 Métropole Télévision SA (Communication services, Media)†	4,185	71,203
		298,628
Germany: 9.73%
Cancom SE (Information technology, IT services)	1,384	81,981
Gerresheimer AG (Health care, Life sciences tools & services)	2,118	225,544
Krones AG (Industrials, Machinery)	1,075	88,981
TAG Immobilien AG (Real estate, Real estate management & development)	6,565	201,590
		598,096
Ireland: 1.63%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	57,117	100,228
Italy: 6.10%
De'Longhi SpA (Consumer discretionary, Household durables)	2,492	89,435
GVS SpA (Industrials, Machinery)†	8,150	147,862
Interpump Group SpA (Industrials, Machinery)	3,066	137,510
		374,807
Japan: 25.11%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	6,700	175,455
Daiseki Company Limited (Industrials, Commercial services & supplies)	5,500	174,238
DTS Corporation (Information technology, IT services)	7,300	155,560
Fuji Seal International Incorporated (Materials, Containers & packaging)	5,500	102,131
Horiba Limited (Information technology, Electronic equipment, instruments & components)	1,600	104,748
Kamigumi Company Limited (Industrials, Transportation infrastructure)	3,300	58,215
Meitec Corporation (Industrials, Professional services)	3,200	167,716
Nihon Parkerizing Company Limited (Materials, Chemicals)	10,200	99,034
ORIX JREIT Incorporated (Real estate, Equity REITs)	109	182,775
San-A Company Limited (Consumer staples, Food & staples retailing)	2,200	85,351
See accompanying notes to portfolio of investments

Wells Fargo Special International Small Cap Fund  |  1

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Sohgo Security Services Company Limited (Industrials, Commercial services & supplies)	900	$ 44,287
Sumitomo Warehouse Company Limited (Industrials, Transportation infrastructure)	7,200	87,778
Taikisha Limited (Industrials, Construction & engineering)	4,000	106,662
		1,543,950
Luxembourg: 0.92%
Stabilus SA (Industrials, Machinery)	753	56,363
Netherlands: 2.31%
IMCD Group NV (Industrials, Trading companies & distributors)	570	70,739
MYT Netherlands Parent B.V. ADR (Consumer discretionary, Specialty retail)†	565	18,600
TKH Group NV (Industrials, Electrical equipment)	1,111	52,472
		141,811
Norway: 0.94%
Atea ASA (Information technology, IT services)	3,804	57,879
Spain: 4.49%
Vidrala SA (Materials, Containers & packaging)	766	84,220
Viscofan SA (Consumer staples, Food products)	2,714	191,686
		275,906
Sweden: 3.95%
AAK AB (Consumer staples, Food products)	5,053	98,765
Hexpol AB (Materials, Chemicals)	3,907	42,699
Loomis AB (Industrials, Commercial services & supplies)	3,944	101,192
		242,656
Switzerland: 1.71%
Bossard Holding AG (Industrials, Trading companies & distributors)	136	31,189
Bucher Industries AG (Industrials, Machinery)	156	73,812
		105,001
United Kingdom: 19.92%
Britvic plc (Consumer staples, Beverages)	16,489	167,801
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	20,329	91,454
Elementis plc (Materials, Chemicals)†	47,743	72,022
JD Wetherspoon plc (Consumer discretionary, Hotels, restaurants & leisure)†	294	4,637
Lancashire Holdings Limited (Financials, Insurance)	6,132	57,060
Micro Focus International plc (Information technology, Software)†	6,395	38,567
Morgan Advanced Materials plc (Industrials, Machinery)	14,269	56,885
Nomad Foods Limited (Consumer staples, Food products)†	6,566	164,807
S4 Capital plc (Communication services, Media)†	32,989	223,739
Spectris plc (Information technology, Electronic equipment, instruments & components)	6,033	249,950
Tate & Lyle plc (Consumer staples, Food products)	10,376	97,728
		1,224,650
United States: 1.03%
Poema Global Holdings Corporation (Financials, Diversified financial services)†	6,100	63,623
Total Common stocks (Cost $5,034,684)		5,973,097
See accompanying notes to portfolio of investments

2  |  Wells Fargo Special International Small Cap Fund

Portfolio of investments—January 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.13%
Investment companies: 4.13%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	253,847	$ 253,847
Total Short-term investments (Cost $253,847)				253,847
Total investments in securities (Cost $5,288,531)	101.30%			6,226,944
Other assets and liabilities, net	(1.30)			(79,783)
Total net assets	100.00%			$6,147,161

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$0	$694,829	$(440,982)	$0	$0	$253,847	4.13%	253,847	$6
See accompanying notes to portfolio of investments

Wells Fargo Special International Small Cap Fund  |  3

Notes to portfolio of investments—January 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

4  |  Wells Fargo Special International Small Cap Fund

Notes to portfolio of investments—January 31, 2021 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$294,942	$0	$0	$294,942
Consumer discretionary	23,237	292,637	0	315,874
Consumer staples	474,052	518,660	0	992,712
Energy	42,942	0	0	42,942
Financials	63,623	57,060	0	120,683
Health care	225,544	254,990	0	480,534
Industrials	249,054	1,382,302	0	1,631,356
Information technology	0	1,043,361	0	1,043,361
Materials	242,115	323,985	0	566,100
Real estate	100,228	384,365	0	484,593
Short-term investments
Investment companies	253,847	0	0	253,847
Total assets	$1,969,584	$4,257,360	$0	$6,226,944
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special International Small Cap Fund  |  5